S000079321 [Member] Expense Example - Parnassus Growth Equity Fund	Dec. 31, 2025 USD ($)
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 86
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	664
Expense Example, with Redemption, 10 Years	1,517
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	$ 1,266